Restatement of Previously Issued Financial Statements (Details) - Schedule of effects of restatements on previously issued financial statements - USD ($)	5 Months Ended
	Dec. 31, 2020	Oct. 19, 2020
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liabilities
Class A common stock subject to possible redemption	106,882,750	107,104,620
Class A common stock	81	79
Additional paid-in capital	5,148,390	5,004,204
Accumulated deficit	(148,751)	(4,608)
Change in fair value of warrant liabilities
Initial classification of Class A common shares subject to possible redemption	107,104,620
Change in value of Class A common shares subject to possible redemption	(221,870)
Offering expense associated with warrant liabilities
Net loss	(148,751)
Offering costs allocable to warrant liabilities
Basic and diluted net loss per share, Class B common stock (in Dollars per share)	$ (0.06)
Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liabilities	$ 9,040,670	5,157,000
Class A common stock subject to possible redemption	(9,040,670)	(5,157,000)
Class A common stock	91	52
Additional paid-in capital	4,074,691	191,060
Accumulated deficit	(4,074,782)	(191,112)
Change in fair value of warrant liabilities	3,883,670
Initial classification of Class A common shares subject to possible redemption	(5,157,000)
Change in value of Class A common shares subject to possible redemption	(3,883,670)
Offering expense associated with warrant liabilities	191,112
Net loss	(4,074,782)
Offering costs allocable to warrant liabilities	$ 191,112
Basic and diluted net loss per share, Class B common stock (in Dollars per share)	$ (1.42)
As Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liabilities	$ 9,040,670	5,157,000
Class A common stock subject to possible redemption	97,842,080	101,947,620
Class A common stock	172	131
Additional paid-in capital	9,223,081	5,195,264
Accumulated deficit	(4,223,533)	$ (195,720)
Change in fair value of warrant liabilities	3,883,670
Initial classification of Class A common shares subject to possible redemption	101,947,620
Change in value of Class A common shares subject to possible redemption	(4,105,540)
Offering expense associated with warrant liabilities	191,112
Net loss	(4,223,533)
Offering costs allocable to warrant liabilities	$ 191,112
Basic and diluted net loss per share, Class B common stock (in Dollars per share)	$ (1.48)